LEGAL PROCEEDINGS (Details Textual)	1 Months Ended			3 Months Ended
	Sep. 30, 2013	Nov. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2016 USD ($)	Apr. 08, 2016 USD ($)
Stockholders' Equity, Reverse Stock Split	1-for-100
Solomon Capital, LLC [Member]
Proceeds from Related Party Debt		$ 170,000	$ 52,850
Debt Instrument, Convertible, Number of Equity Instruments				111,425
Solomon Capital, LLC [Member] | Subsequent Event [Member]
Loss Contingency, Range of Possible Loss, Minimum					$ 1,500,000
Solomon Capital, LLC [Member] | Commercial Paper [Member]
Debt Instrument, Face Amount				$ 222,850